OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2018
Miscellaneous liabilities [abstract]
OTHER NON-FINANCIAL LIABILITIES

NOTE 22 - OTHER NON-FINANCIAL LIABILITIES

	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Deferred revenues (*)	2,330,058	2,690,961	644,702	158,305	2,974,760	2,849,266
Sales tax	12,726	22,902	-	-	12,726	22,902
Retentions	34,434	38,197	-	-	34,434	38,197
Others taxes	7,700	8,695	-	-	7,700	8,695
Dividends payable	54,580	46,591	-	-	54,580	46,591
Other sundry liabilities	15,248	16,617	-	-	15,248	16,617
Total other non-financial liabilities	2,454,746	2,823,963	644,702	158,305	3,099,448	2,982,268

(*) Note 2.20.

The balance comprises, mainly, deferred income by services not yet rendered at December 31, 2018 and 2017; and programs such as: LATAM Pass, LATAM Fidelidade y Multiplus:

LATAM Pass is the frequent passenger program created by LAN to reward the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles that can be exchanged for free flight tickets or for a varied range of products and services. Customers accumulate LATAM Pass miles every time they fly on LAN, TAM, oneworld® member companies and other airlines associated with the program, as well as buying at stores or using the services of a vast network of companies that have an agreement with the program around the world.

For its part, TAM, thinking of people who travel constantly, created the LATAM Fidelidade program, in order to improve the service and give recognition to those who choose the company. Through the program, customers accumulate points in a wide variety of loyalty programs in a single account and can redeem them in all TAM destinations and associated airline companies, and even more, participate in the Multiplus Fidelidade Network.

Multiplus is a coalition of loyalty programs, with the objective of operating accumulation and exchange of points. This program has a network integrated by associated companies, including hotels, financial institutions, retail companies, supermarkets, vehicle leases and magazines, among many other partners from different segments.

The Company signed a renewal of the agreement with Banco Santander-Chile, which extends its alliance in Chile to continue developing travel benefits to its respective clients during the next 7 years.

Movement of Other non-financial liabilities:

Deferred income
Air transport
and other
ThUS$

Opening balance as of january 1, 2018	2,849,266
Recognition of deferred income	7,690,972
Use deferred income	(8,230,750)
Expiration of tickets	(284,730)
Deferred revenue loyalty (accreditation and exchange)	944,246
Others provisions	6,894
Adjustment application IAS 29, Argentina hyperinflation	927
Closing balance as of December 31 ,2018	2,976,825